Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Investments [Abstract]
Fixed maturity securities available-for-sale	$ 16,200,950	$ 14,304,597
Mortgage loans on real estate	991,731	885,811
Policy loans	1,260,400	1,228,418
Funds withheld at interest	5,410,424	5,421,952
Short-term investments	88,566	118,387
Other invested assets	1,012,541	707,403
Cash and cash equivalents	962,870	463,661	512,027	875,403
Investments and Cash, Total	$ 25,927,482	$ 23,130,229